Cash and Equivalents (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, and Federal Funds Sold	$ 7,042,956	$ 7,772,791
Cash, FDIC Insured Amount	$ 250,000